Stockholders’ Deficit - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 15, 2019	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation			$ 18,200
Unrecognized stock-based compensation, weighted-average period of recognition			1 year 6 months 29 days
Weighted-average grant-date fair value of options granted (in dollars per share)			$ 2.60	$ 1.25
Total intrinsic value of options exercised			$ 3,300	$ 900
Number of shares granted and available for purchase (in shares)			5,829
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	5,613,290	5,613,290
Chief Executive Officer | Promissory Note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts due from related party	$ 24,600
Interest rate payable annually	2.00%
Debt term	4 years
Related party notes receivable			$ 25,200	$ 24,700	$ 25,600
Chief Executive Officer | CEO Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	3,572,093
Chief Executive Officer | CEO Performance Awards | IPO Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	1,530,897
Chief Executive Officer | CEO Performance Awards | Qualified Financing Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	1,020,598
Chief Executive Officer | CEO Performance Awards | Market Capitalization Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	1,020,598
Chief Executive Officer | Service-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	2,041,197
Vesting period	72 months
Grant date fair value of options	$ 3,200					$ 3,000